Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Leases balances
Right-of-use asset	€ 4,274,265		€ 4,316,440
Lease Agreements
Lease Transactions
Depreciation	5,582	€ 5,259
Interest expense	230	460
Lease expense	370	382
Leases balances
Right-of-use asset	114,045		116,975
Lease liability	116,479		119,281
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	1,957	1,979
Interest expense	135	170
Lease expense	370	345
Leases balances
Right-of-use asset	46,837		48,794
Lease liability	48,876		50,997
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	3,625	3,280
Interest expense	95	290
Lease expense		€ 37
Leases balances
Right-of-use asset	67,208		68,181
Lease liability	€ 67,603		€ 68,284